INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Cash flows from operating activities:
Net income	$ 8,212	$ 8,487
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	5,760	5,466
Stock-based compensation	699	467
Compensation associated with acquisition of subsidiary	0	683
Net changes in operating assets and liabilities:
Trade receivables, net	(8,427)	(2,516)
Other operating assets	(467)	249
Trade payables	1,662	1,221
Other operating liabilities	(428)	(1,315)
Deferred revenues and customer advances	1,073	726
Accrued severance pay, net	198	1,063
Net cash provided by operating activities	8,282	14,531
Cash flows from investing activities:
Purchase of property and equipment	(1,458)	(919)
Capitalized software development costs	(3,938)	(2,645)
Restricted cash	225	125
Net cash used in investing activities	(5,171)	(3,439)
Cash flows from financing activities:
Proceeds from employee stock options exercised	1,574	771
Dividend distribution	(5,802)	0
Net cash provided by (used in) financing activities	(4,228)	771
Effect of exchange rate changes on cash	178	(213)
Increase (decrease) in cash and cash equivalents	(939)	11,650
Cash and cash equivalents at beginning of period	29,050	21,460
Cash and cash equivalents at end of period	28,111	33,110
(a) Supplemental information and disclosures of non-cash investing activity:
Property and equipment purchased but not yet paid	$ 1,324	$ 0